Fees Summary	Sep. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 424,528,250.00
Previously Paid Amount	0.00
Total Fee Amount	64,995.28
Total Offset Amount	48,828.91
Net Fee	16,166.37
Narrative - Max Aggregate Offering Price	$ 424,528,250.00
Final Prospectus	true